5. STOCKHOLDERS' EQUITY (Details 1)	9 Months Ended
Sep. 30, 2012
Exercised	(231,461)
Warrant [Member]
Outstanding beginning balance	31,217,117
Issuances
Canceled / Expired	(844,966)
Exercised	(9,570,639)
Outstanding ending balance	20,801,512